Note 18 - Income Taxes - Effective Income Tax Reconciliation (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Federal statutory income tax rate					21.00%	21.00%
State income taxes					0.00%	0.00%
Permanent differences					0.10%	0.10%
Change in effective state income tax rate					0.00%	0.00%
True up prior year tax return					(0.50%)	(0.50%)
Change in valuation allowance					(20.60%)	(20.60%)
Net effective income tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%